Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Cash and cash equivalents	$ 5,221	$ 7,771	$ 11,887	$ 198,122
Trade and other receivables	16,959	13,383
Due from related parties	417	10,408
Credit risk
Financial Risk Management
Cash and cash equivalents	5,221	7,771
Trade and other receivables	16,959	13,383
Due from related parties	$ 417	$ 10,408
Credit risk | Shell
Financial Risk Management
Percentage of entity's revenue	55.00%	44.00%	39.00%